Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Gator Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001567138
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	gffix
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2018
Prospectus Date	rr_ProspectusDate	Jul. 27, 2018
Gator Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees. (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.78%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.63%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2024. Although your actual costs may be higher or lower, based on the assumptions described above, your cost would be:

One Year	rr_ExpenseExampleYear01	$ 152
Three Years	rr_ExpenseExampleYear03	471
Five Years	rr_ExpenseExampleYear05	813
Ten Years	rr_ExpenseExampleYear10	$ 2,829
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in equity securities of small capitalization (“small-cap”) companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Adviser considers small-cap companies to be those having market capitalizations below the market capitalization of the Russell 2000 Index’s largest capitalization company. The Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Adviser considers mid-cap companies to be those having market capitalizations between (1) the market capitalization of the Russell Midcap Index’s smallest capitalization company; and (2) the market capitalization of the Russell Midcap Index’s largest capitalization company. The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock. Investments made by the Fund may include investments in Master Limited Partnerships (MLPs), general partners of MLPs and companies within the financial services industry.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to their intrinsic values. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. You may lose money by investing in the Fund.

The following is a summary description of certain risks of investing in the Fund.

•	Portfolio Management Risk. The strategies used and securities selected by the Adviser may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other mutual funds with the same investment objective or strategies, even in a rising market.

•	Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

•	Sector and Regulatory Risk. While the Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value (“NAV”) of the Fund. In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the NAV of the Fund.

•	Company Risk. An equity security can fluctuate in price based upon many different factors, including among others, changes in the issuing company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

•	Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited and less liquid than the market for larger companies.

•	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and industry-specific changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

•	Management Style Risk. The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

•	MLP Risk. An MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resources, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited voting rights and fewer corporate protections relative to investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, a decrease or increase in the market price of the MLP’s underlying holdings, regulatory actions that increase costs for the MLP or its underlying holdings, changes in interest rates, higher taxes, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

•	MLP Affiliates Risk. “MLP affiliates” are affiliates of master limited partnerships, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which may include general partner interests, incentive distribution rights, common units and subordinated units). Many MLP affiliates may be treated as C corporations for U.S. federal income tax purposes and therefore have different tax characteristics than a direct investment in an MLP. However, the assets of MLP affiliates generally consist of MLP assets or interests, and the income of MLP affiliates generally consists wholly of distributions from the MLPs they manage. Accordingly, the risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by the MLP’s affiliate.

•	Financial Services Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they make, the interest rates they charge, the scope of their activities, the prices they charge for different services, and the amount of capital they maintain, any of which may adversely affect their prospects, business and value. Profitability of financial services companies may fluctuate significantly due to economic fluctuations, interest rate changes, competition, changes in the availability and cost of capital, changes in consumer and corporate borrowing needs and trends, rates of corporate and consumer debt defaults, variations in underwriting criteria and requirements, and changes in government regulation. Financial events (e.g., significant market trading events (including electronic-based issues), market drops or corrections and economic downturns) or deterioration of or volatility in the credit markets also generally have an adverse impact on financial institutions and markets.

•	Real Estate and REIT Risk. The Fund will not invest directly in real estate, but may invest directly or indirectly in readily marketable securities issued by companies that invest in real estate or interests therein (including, without limitation, investments in mortgage-backed securities). The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). Risks associated with these types of investments include risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear. Real estate values, and therefore REIT performance and the performance of other companies in the real estate industry, rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance also depends on the types and locations of the properties it owns and on how well it manages those properties.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s shares from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting the Fund’s website at http://www.gatorcapital.com/mutual-funds or by calling the Fund at 855-270-2678.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-270-2678
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gatorcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Calendar Year Performance
Annual Return 2014	rr_AnnualReturn2014	(3.58%)
Annual Return 2015	rr_AnnualReturn2015	(25.61%)
Annual Return 2016	rr_AnnualReturn2016	16.90%
Annual Return 2017	rr_AnnualReturn2017	16.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period Highest 9.20% (quarter ended December 31, 2016) Lowest (15.02)% (quarter ended September 30, 2015) Year to Date 6.68% (quarter ended June 30, 2018)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Gator Focus Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013
Gator Focus Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2013

[1]	The Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Fund within the three twelve month periods following the twelve month period in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to August 1, 2024 without the Trust's Board of Trustees' approval.
[2]	The Fund commenced operations on April 24, 2013.